UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23027

John Hancock Collateral Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Collateral Trust

Quarterly portfolio holdings 3/31/15

Fund's investmentsCollateral Trust

As of 3-31-15 (unaudited)
	Maturity Date	Yield	* (%)	Par value^	Value
Commercial paper 63.4%					$1,173,765,309
(Cost $1,173,765,309)
Abbott Laboratories	04-10-15	0.090		38,000,000	37,999,145
Bank of Tokyo-Mitsubishi UFJ, Ltd.	04-06-15	0.120		100,000,000	99,998,333
BASF SE	04-01-15	0.010		42,000,000	42,000,000
BMW US Capital LLC	04-09-15	0.090		37,000,000	36,999,260
BNP Paribas	04-01-15	0.030		88,000,000	88,000,000
CAFCO LLC	08-11-15 to 09-09-15	0.280 to 0.300		45,000,000	44,945,925
Caisse Centrale Desjardins	04-01-15 to 04-09-15	0.130 to 0.145		88,000,000	87,999,057
Cargill, Inc.	04-07-15 to 04-08-15	0.060 to 0.070		55,000,000	54,999,358
Chariot Funding LLC	08-21-15	0.270		22,000,000	21,976,570
E.I. du Pont de Nemours & Company	04-07-15	0.130		22,000,000	21,999,523
Electricite de France SA	05-06-15 to 07-13-15	0.180 to 0.270		66,575,000	66,536,260
Essilor International SA	09-14-15	0.290		25,000,000	24,966,569
Henkel Corp.	04-01-15	0.090		25,500,000	25,500,000
Illinois Tool Works, Inc.	04-06-15 to 04-14-15	0.090 to 0.090		73,000,000	72,998,388
Johnson & Johnson	04-02-15	0.060		45,000,000	44,999,925
Jupiter Securitization Company LLC	09-24-15	0.280		25,000,000	24,965,778
Merck & Company, Inc.	04-17-15	0.080		40,000,000	39,998,578
MetLife Short Term Funding LLC	04-13-15 to 05-05-15	0.110 to 0.120		40,000,000	39,996,617
National Rural Utilities Cooperative Finance Corp.	04-29-15	0.110		20,000,000	19,998,289
Nestle Finance International, Ltd.	04-07-15 to 04-07-15	0.040 to 0.050		22,000,000	21,999,848
Old Line Funding LLC	08-03-15 to 08-07-15	0.270 to 0.270		50,000,000	49,952,600
Reckitt Benckiser Treasury Services PLC	04-21-15	0.350		20,000,000	19,997,873
Sumitomo Mitsui Banking Corp.	04-13-15 to 07-06-15	0.250 to 0.300		63,000,000	62,965,985
Swedbank AB	04-13-15	0.100		25,000,000	24,999,167
Telstra Corp., Ltd.	06-16-15 to 06-24-15	0.180 to 0.200		65,000,000	64,972,350
The Estee Lauder Companies, Inc.	04-02-15	0.100		32,000,000	31,999,911
Corporate interest-bearing obligations 19.0%					$351,154,282
(Cost $351,248,850)
American Honda Finance Corp. (P)	06-04-15	0.261		25,000,000	24,999,025
American Honda Finance Corp. (S)	09-21-15	2.500		11,700,000	11,812,730
Caisse Centrale Desjardins (S)	09-16-15	2.650		10,000,000	10,092,580
Canadian Imperial Bank of Commerce	10-01-15	0.900		16,000,000	16,030,256
Credit Suisse USA, Inc.	08-15-15	5.125		10,000,000	10,167,568
Honeywell International, Inc. (P)	11-17-15	0.307		15,000,000	15,001,935
National Rural Utilities Cooperative Finance Corp. (P)	05-01-15	0.304		51,000,000	51,000,357
Thunder Bay Funding LLC (P)(S)	12-14-15	0.284		35,000,000	35,000,000
Toyota Motor Credit Corp. (P)	08-26-15	0.261		77,000,000	76,959,706
Toyota Motor Credit Corp.	07-17-15	0.875		18,000,000	18,029,088
US Bank NA (P)	04-22-16	0.377		50,000,000	49,998,700
Wells Fargo & Company (P)	06-26-15 to 10-28-15	0.456 to 1.189		32,000,000	32,062,337
U.S. Government Agency obligations 6.8%					$125,000,150
(Cost $125,000,051)
Federal Farm Credit Bank (P)	04-01-15 to 04-13-15	0.140 to 0.230		125,000,000	125,000,150
Certificate of deposit 5.0%					$93,059,239
(Cost $93,059,239)
Credit Suisse New York (P)	08-24-15 to 01-28-16	0.583 to 0.631		52,035,000	52,061,087
Rabobank USA Financial Corp. (P)	02-05-16	0.334		20,000,000	19,998,152
Royal Bank of Canada (P)	02-23-16	0.293		21,000,000	21,000,000
Asset backed securities 0.7%					$12,088,597
(Cost $12,088,597)
AmeriCredit Automobile Receivables	01-08-16	0.300		12,087,872	12,088,597

2SEE NOTES TO FUND'S INVESTMENTS

Collateral Trust

	Yield (%)	Shares	Value
Money market funds 5.1%			$95,000,000
(Cost $95,000,000)
State Street Institutional Liquid Reserves Fund	0.0986(Y)	95,000,000	95,000,000
Total investments (Cost $1,850,162,046)† 100.0%			$1,850,067,577
Other assets and liabilities, net 0.0%			$516,599
Total net assets 100.0%			$1,850,584,176

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-15.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 3-31-15, the aggregate cost of investment securities for federal income tax purposes was $1,850,162,046. Net unrealized depreciation aggregated $94,469 of which $4,434 related to appreciated investment securities and $98,903 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Securities that trade only in the over-the-counter market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2015, all investments are categorized as Level 2 under the hierarchy described above, except for money market funds which are categorized as Level 1.

For additional information on the fund's significant accounting policies, please refer to the fund's prospectus.

4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	305Q3	03/15
This report is for the information of the shareholders of John Hancock Collateral Trust.		5/15

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: May 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: May 18, 2015

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: May 18, 2015